Details of Significant Accounts - Summary of Amounts Recognized in Profit or Loss in Relation to Financial Assets At Amortized Cost (Details) - 12 months ended Dec. 31, 2018
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Cash And Cash Equivalents [Abstract]
Interest income	$ 380	$ 12